Excess of Carrying Value of Equity Method Investment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Carrying value of investment in Ctrip	$ 4,410,000	¥ 28,540,000	¥ 869,150
Ctrip.com International, Ltd
Schedule of Equity Method Investments [Line Items]
Carrying value of investment in Ctrip	4,115,956	26,662,337
Proportionate share of net assets of Ctrip	(1,319,975)	(8,550,531)
Excess of carrying value of investment over proportionate share of net assets	2,795,981	18,111,806
The excess carrying value has been primarily assigned to:
Goodwill	2,402,533	15,563,126
Intangible assets	439,205	2,845,081
Deferred income taxes	(43,716)	(283,187)
Property, plant and equipment	8,077	52,323
Land use rights	2,082	13,487
Equity investments	(12,200)	(79,024)
Excess of carrying value of investment over proportionate share of net assets	$ 2,795,981	¥ 18,111,806